UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21681
Guggenheim Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Donald C. Cacciapaglia 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31
Date of reporting period: January 1, 2012 - March 31, 2012

Item 1.    Schedule of Investments.
Attached hereto.

GPM Guggenheim Enhanced Equity Income Fund
Portfolio of Investments
March 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 124.1%
	Exchange Traded Funds (a) - 124.1%
269,900	Consumer Discretionary Select Sector SPDR	$12,172,490
162,600	Energy Select Sector SPDR	11,663,298
180,800	PowerShares QQQ Trust, Series 1	12,213,040
104,500	ProShares Ultra QQQ	12,437,590
364,000	SPDR Dow Jones Industrial Average ETF	47,971,560
856,300	SPDR S&P 500 ETF Trust	120,498,536
401,900	Technology Select Sector SPDR	12,117,285
	(Cost $228,556,443)	229,073,799

	Short-Term Investment - 1.2%
	Money Market Fund - 1.2%
2,148,156	Dreyfus Treasury Prime Cash Management - Institutional Shares	2,148,156
	(Cost $2,148,156)

	Total Investments - 125.3%
	(Cost $230,704,599)	231,221,955
	Liabilities in excess of Other Assets - (0.2%)	(299,056)
	Total Value of Options Written - (1.0%) (Premiums received $2,234,263)	(1,858,637)
	Borrowings - (24.1% of Net Assets or 19.3% of Total Investments)	(44,500,000)
	Net Assets - 100.0%	$ 184,564,262

Contracts (100 shares per contract)	Options Written	Expiration Month	Exercise Price	Value
	Call Options Written (b) - (1.0%)
2,699	Consumer Discretionary Select Sector SPDR	April 2012	$45.00	$(170,037)
1,626	Energy Select Sector SPDR	April 2012	75.00	(30,894)
1,808	PowerShares QQQ Trust, Series 1	April 2012	67.00	(237,752)
1,045	ProShares Ultra QQQ	April 2012	116.00	(525,112)
3,640	SPDR Dow Jones Industrial Average ETF	April 2012	135.00	(81,900)
8,563	SPDR S&P 500 ETF Trust	April 2012	143.00	(607,973)
4,019	Technology Select Sector SPDR	April 2012	30.00	(204,969)

	Total Value of Options Written - (1.0%)
	(Premiums received $2,234,263)			$(1,858,637)

S&P - Standard & Poor's

(a)	All of these securities represent cover for outstanding options written. All of these securities have been physically segregated as collateral for borrowings outstanding.
(b)	Non-income producing security.

See previously submitted notes to financial statements for the period ended December 31, 2011.

Country Allocation*
United States	100.0%

* Subject to change daily. Based on total investments.

At March 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$237,472,525	$1,178,456	$(7,429,026)	$(6,250,570)

Securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Readily marketable securities listed on an exchange are valued at the last reported sale price on the primary exchange or in the principal over-the-counter (“OTC”) market on which they are traded. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Equity index options are valued at the mean between the last available bid and ask prices on the primary exchange on which they are traded. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

For those securities whose quotations or prices are not readily available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”.  Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at March 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The Fund has adopted the disclosures required by this update.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Exchange Traded Funds	$229,074	$-	$-	$229,074
Money Market Fund	2,148	-	-	2,148
Total	$231,222	$-	$-	$231,222

Liabilities:
Call Options Written	$1,859	$-	$-	$1,859
Total	$1,859	$-	$-	$1,859

There were no transfers between levels.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation  that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Income Fund

By:                /s/ Donald C.Cacciapaglia
Name:           Donald C.Cacciapaglia
Title:             Chief Executive Officer

Date:             May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                /s/ Donald C.Cacciapaglia
Name:           Donald C.Cacciapaglia
Title:             Chief Executive Officer

Date:             May 23, 2012

By:                /s/ John Sullivan
Name:           John Sullivan
Title:             Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:            May 23, 2012